NOTES PAYABLE - BANKS (Details) In Thousands, unless otherwise specified					1 Months Ended	12 Months Ended						1 Months Ended												12 Months Ended								1 Months Ended				1 Months Ended				1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012	Dec. 31, 2011	May 31, 2011 United States [Member] New Line of Credit [Member] USD ($)	Dec. 31, 2013 United States [Member] New Line of Credit [Member] USD ($)	May 31, 2013 United States [Member] New Line of Credit [Member] USD ($)	Dec. 31, 2012 United States [Member] New Line of Credit [Member] USD ($)	Dec. 31, 2011 United States [Member] New Line of Credit [Member] USD ($)	Oct. 31, 2011 United States [Member] New Line of Credit [Member] USD ($)	Jul. 31, 2011 United States [Member] New Line of Credit [Member] USD ($)	May 31, 2011 United States [Member] New Line of Credit [Member] Minimum [Member]	May 31, 2013 United States [Member] New Line of Credit [Member] Standby Letters of Credit [Member] USD ($)	Dec. 31, 2011 United States [Member] New Line of Credit [Member] Standby Letters of Credit [Member] USD ($)	May 31, 2011 United States [Member] New Line of Credit [Member] Standby Letters of Credit [Member] USD ($)	May 31, 2011 United States [Member] New Line of Credit [Member] Certificates of Deposit [Member] USD ($)	Dec. 31, 2011 United States [Member] New Line of Credit [Member] Accounts Receivable [Member]	May 31, 2011 United States [Member] New Line of Credit [Member] Accounts Receivable [Member]	Dec. 31, 2011 United States [Member] New Line of Credit [Member] Cash and Cash Equivalents [Member]	Jul. 31, 2011 United States [Member] New Line of Credit [Member] Cash and Cash Equivalents [Member]	May 31, 2011 United States [Member] New Line of Credit [Member] Cash and Cash Equivalents [Member]	Dec. 31, 2011 United States [Member] New Line of Credit [Member] Unbilled Accounts Receivable [Member]	May 31, 2011 United States [Member] New Line of Credit [Member] Unbilled Accounts Receivable [Member]	Dec. 31, 2013 Europe [Member] New Line of Credit [Member] USD ($)	Dec. 31, 2013 Europe [Member] New Line of Credit [Member] EUR (€)	Apr. 30, 2014 Europe [Member] New Line of Credit [Member] EUR (€)	Dec. 31, 2012 Europe [Member] New Line of Credit [Member] USD ($)	Dec. 31, 2012 Europe [Member] New Line of Credit [Member] EUR (€)	May 31, 2012 Europe [Member] New Line of Credit [Member] USD ($)	May 31, 2012 Europe [Member] New Line of Credit [Member] EUR (€)	Sep. 30, 2011 Europe [Member] New Line of Credit [Member] EUR (€)	Jun. 30, 2013 Europe [Member] Line Of Credit One [Member] USD ($)	Jun. 30, 2013 Europe [Member] Line Of Credit One [Member] EUR (€)	Dec. 31, 2013 Europe [Member] Line Of Credit One [Member] USD ($)	Dec. 31, 2013 Europe [Member] Line Of Credit One [Member] EUR (€)	Aug. 31, 2013 Europe [Member] Line Of Credit Two [Member] USD ($)	Aug. 31, 2013 Europe [Member] Line Of Credit Two [Member] EUR (€)	Dec. 31, 2013 Europe [Member] Line Of Credit Two [Member] USD ($)	Dec. 31, 2013 Europe [Member] Line Of Credit Two [Member] EUR (€)	Nov. 30, 2013 Europe [Member] Line Of Credit Three [Member] USD ($)	Nov. 30, 2013 Europe [Member] Line Of Credit Three [Member] EUR (€)	Dec. 31, 2013 Europe [Member] Line Of Credit Three [Member] USD ($)	Dec. 31, 2013 Europe [Member] Line Of Credit Three [Member] EUR (€)
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount					$ 9,000		$ 10,500			$ 11,000	$ 10,000													$ 413		€ 800			$ 689	€ 500	€ 300	$ 1,515	€ 1,100			$ 689	€ 500			$ 1,652	€ 1,200
Pledged assets used to secure credit facility													1,000	775	775	3,500
Percentage of collateral														95.00%	95.00%		80.00%	85.00%	100.00%	100.00%	95.00%	70.00%	75.00%
Cash held as collateral					3,500				3,500		3,500
Credit facility, expiration date					May 31, 2014																			Dec. 31, 2014	Dec. 31, 2014							Dec. 31, 2015	Dec. 31, 2015			Aug. 01, 2014	Aug. 01, 2014			May 26, 2014	May 26, 2014
Debt instrument, variable interest reference rate					LIBOR																			LIBOR	LIBOR							LIBOR	LIBOR
Debt instrument, interest rate basis points above reference rate					4.50%							1.75%												3.75%	3.75%							3.75%	3.75%
Debt instrument, effective interest rate						6.25%																		3.97%	3.97%
Weighted average interest rate	6.25%	6.25%	6.25%	6.35%
Costs associated with obtaining the new credit facility						650
Quarterly reduction amount																																100
Success fee to independent lender						300
Success fee payments						13
Credit facility, amount outstanding						8,935		8,596																										1,377	1,000			689	500			1,652	1,200
Credit facility, remaining borrowing capacity						281		201																689	500		689	500
Guarantees	$ 208	€ 151																						$ 95							€ 69
Debt instrument, stated interest rate per annum																								6.00%	6.00%		6.00%	6.00%						3.97%	3.97%	3.50%	3.50%			1.11%	1.11%